Income Tax (Tables)	9 Months Ended
Sep. 30, 2021
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,

	2021	2020	2021	2020

	(in thousands)		(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	1,845	1,230	5,139	3,834
In respect of current period U.S.	—	—	—	(1)
In respect of prior period U.K.	70	(22)	70	(22)

	1,915	1,208	5,209	3,811
Deferred tax:
In respect of current period U.S.	(4)	(4)	(11)	(13)
In respect of prior period U.S.	—	—	—	(1)

Income tax credit	1,911	1,204	5,198	3,797

	September 30, 2021	December 31, 2020

	(in thousands)
	£	£
Current income tax receivable
U.K. tax	5,140	9,818
U.S. tax	3	4

	5,143	9,822

Deferred tax asset
U.S. deferred tax asset	34	44